Income Taxes - Schedule of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Deferred tax assets	$ 1,427	$ 3,673
Deferred tax liabilities:
Deferred tax liabilities	(9,399)	(7,027)
Deferred tax liabilities, net	(7,972)	(3,354)
Provision for Site Reclamation and Closure
Deferred tax assets:
Deferred tax assets	1,427	1,950
Non-capital Losses
Deferred tax assets:
Deferred tax assets		1,723
Mineral Properties, Plant and Equipment, Exploration and Evaluation
Deferred tax liabilities:
Deferred tax liabilities	(5,186)	(1,949)
Other
Deferred tax liabilities:
Deferred tax liabilities	(2,600)	(4,338)
Mexican Special Mining Duty
Deferred tax liabilities:
Deferred tax liabilities	$ (1,613)	$ (740)